Note 12 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Jun. 30, 2014
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%		35.00%		35.00%
Deferred Tax Assets, Valuation Allowance	$ 14	[1]	$ 22	[1]
Deferred Tax Assets, Valuation Allowance, Current	8
Undistributed Earnings of Foreign Subsidiaries	80		80
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	31					55
Related to Net Operating Losses [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance			3
Related to Investment in Triton [Member]
Note 12 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 19

[1]	The total valuation allowance is $22 million, which is comprised of $3 million valuation allowance is due to the net operating losses of a former non-operating subsidiary that are not allowed in New Jersey and $19 million valuation allowance is related to our investment in Triton. In addition, $8 million of the total is classified as a valuation allowance against current deferred income tax assets. See Note 2 for more information regarding current deferred income taxes.